Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

September 30, 2019

Shares or Principal Amounts		Value
Common Stocks – 10.2%
Aerospace & Defense – 0.1%
Airbus SE	11	$1,429
Arconic Inc	306	7,956
BAE Systems PLC	688	4,821
Boeing Co	29	11,034
General Dynamics Corp	5	914
L3Harris Technologies Inc	131	27,332
Leonardo SpA	141	1,658
Meggitt PLC	184	1,436
MTU Aero Engines AG	6	1,594
Raytheon Co	34	6,670
Textron Inc	83	4,064
		68,908
Air Freight & Logistics – 0%
Bollore SA	886	3,671
Expeditors International of Washington Inc	51	3,789
FedEx Corp	47	6,842
		14,302
Airlines – 0.1%
Alaska Air Group Inc	82	5,323
American Airlines Group Inc	212	5,718
ANA Holdings Inc	100	3,361
Delta Air Lines Inc	54	3,110
Deutsche Lufthansa AG	34	540
easyJet PLC	75	1,060
Southwest Airlines Co	464	25,061
United Airlines Holdings Inc*	161	14,234
		58,407
Auto Components – 0%
Aptiv PLC	12	1,049
BorgWarner Inc	66	2,421
Bridgestone Corp	100	3,870
Cie Generale des Etablissements Michelin SCA	8	893
NGK Spark Plug Co Ltd	100	1,904
Nokian Renkaat Oyj	268	7,559
Sumitomo Rubber Industries Ltd	100	1,186
Yokohama Rubber Co Ltd	100	1,999
		20,881
Automobiles – 0.1%
Bayerische Motoren Werke AG	34	2,393
Daimler AG	67	3,331
Ferrari NV	17	2,622
Fiat Chrysler Automobiles NV	298	3,856
Ford Motor Co	5,978	54,758
Harley-Davidson Inc	121	4,352
Mitsubishi Motors Corp	400	1,735
Nissan Motor Co Ltd	100	624
Peugeot SA	185	4,613
Renault SA	232	13,314
Yamaha Motor Co Ltd	100	1,811
		93,409
Banks – 0.5%
Australia & New Zealand Banking Group Ltd	469	9,026
Banco de Sabadell SA	406	394
Bank of East Asia Ltd	3,600	8,865
Bank of Kyoto Ltd	100	3,908
Bank of Queensland Ltd	1,556	10,416
Bankia SA	3,169	5,983
Bankinter SA	31	196
Barclays PLC	1,285	2,376
Bendigo & Adelaide Bank Ltd	583	4,520
BOC Hong Kong Holdings Ltd	2,500	8,485
CaixaBank SA	2,326	6,109
Canadian Imperial Bank of Commerce	17	1,403
Chiba Bank Ltd	900	4,629
Citigroup Inc	38	2,625
Commerzbank AG	180	1,044
Commonwealth Bank of Australia	40	2,182
Concordia Financial Group Ltd	1,000	3,829
DNB ASA	273	4,810

Shares or Principal Amounts		Value
Common Stocks – (continued)
Banks – (continued)
Erste Group Bank AG*	8	$265
Fifth Third Bancorp	24	657
FinecoBank Banca Fineco SpA	60	635
First Republic Bank/CA	19	1,837
Hang Seng Bank Ltd	700	15,094
HSBC Holdings PLC	929	7,133
Huntington Bancshares Inc/OH	662	9,447
Intesa Sanpaolo SpA	1,835	4,351
KBC Group NV	14	910
KeyCorp	325	5,798
M&T Bank Corp	27	4,265
Mizuho Financial Group Inc	66,900	102,476
National Australia Bank Ltd	625	12,526
Nordea Bank Abp*	11	78
Raiffeisen Bank International AG	143	3,318
Regions Financial Corp	873	13,811
Royal Bank of Scotland Group PLC	134	342
Seven Bank Ltd	1,700	4,655
Shinsei Bank Ltd	400	5,824
Shizuoka Bank Ltd	400	2,978
United Overseas Bank Ltd	200	3,714
Wells Fargo & Co	622	31,374
Westpac Banking Corp	271	5,420
		317,708
Beverages – 0.1%
Brown-Forman Corp	349	21,910
Coca-Cola Amatil Ltd	807	5,800
Coca-Cola HBC AG*	259	8,460
Davide Campari-Milano SpA	990	8,944
Heineken NV	7	756
Molson Coors Brewing Co	28	1,610
Monster Beverage Corp*	102	5,922
Pernod Ricard SA	19	3,383
Suntory Beverage & Food Ltd	100	4,273
Treasury Wine Estates Ltd	312	3,910
		64,968
Biotechnology – 0.2%
AbbVie Inc	358	27,108
Alexion Pharmaceuticals Inc*	239	23,408
BeiGene Ltd (ADR)*	26	3,184
Biogen Inc*	137	31,896
CSL Ltd	38	5,992
Gilead Sciences Inc	282	17,873
Grifols SA	276	8,133
Incyte Corp*	214	15,885
Regeneron Pharmaceuticals Inc*	13	3,606
Vertex Pharmaceuticals Inc*	73	12,368
		149,453
Building Products – 0%
Allegion PLC	137	14,200
AO Smith Corp	53	2,529
Cie de Saint-Gobain	11	432
		17,161
Capital Markets – 0.2%
3i Group PLC	322	4,617
ASX Ltd	53	2,899
CI Financial Corp	228	3,327
CME Group Inc	34	7,186
Deutsche Boerse AG	14	2,188
E*TRADE Financial Corp	36	1,573
Hong Kong Exchanges & Clearing Ltd	200	5,869
Intercontinental Exchange Inc	20	1,845
Invesco Ltd	483	8,182
Investec PLC	828	4,262
Japan Exchange Group Inc	200	3,143
London Stock Exchange Group PLC	90	8,085
Macquarie Group Ltd	37	3,273
Nasdaq Inc	210	20,863
Northern Trust Corp	13	1,213
Partners Group Holding AG	9	6,907
Raymond James Financial Inc	168	13,853
S&P Global Inc	14	3,430

Shares or Principal Amounts		Value
Common Stocks – (continued)
Capital Markets – (continued)
State Street Corp	134	$7,931
		110,646
Chemicals – 0.3%
Air Products & Chemicals Inc	19	4,215
Air Water Inc	100	1,787
Albemarle Corp	22	1,529
Arkema SA	24	2,237
Celanese Corp	45	5,503
CF Industries Holdings Inc	69	3,395
Clariant AG*	1,292	25,159
Covestro AG (144A)	193	9,549
Daicel Corp	400	3,378
DuPont de Nemours Inc	69	4,920
Eastman Chemical Co	79	5,833
Ecolab Inc	38	7,526
EMS-Chemie Holding AG	26	16,195
FMC Corp	131	11,486
Incitec Pivot Ltd	3,307	7,565
International Flavors & Fragrances Inc	82	10,061
Johnson Matthey PLC	26	977
JSR Corp	100	1,599
Kaneka Corp	100	3,113
Kansai Paint Co Ltd	100	2,323
LANXESS AG	30	1,831
LyondellBasell Industries NV	52	4,652
Mitsubishi Gas Chemical Co Inc	200	2,668
Mosaic Co	252	5,166
Nissan Chemical Corp	100	4,158
Orica Ltd	299	4,548
PPG Industries Inc	42	4,977
Sherwin-Williams Co	6	3,299
Showa Denko KK	100	2,613
Sika AG (REG)	28	4,097
Sumitomo Chemical Co Ltd	200	897
Symrise AG	244	23,709
Teijin Ltd	200	3,841
Tosoh Corp	300	3,963
Yara International ASA	306	13,183
		211,952
Commercial Services & Supplies – 0.1%
Brambles Ltd	273	2,100
Cintas Corp	41	10,992
Copart Inc*	129	10,363
Edenred	17	816
G4S PLC	2,312	5,377
Rentokil Initial PLC	390	2,243
Republic Services Inc	395	34,187
		66,078
Communications Equipment – 0.1%
Arista Networks Inc*	21	5,017
F5 Networks Inc*	103	14,463
Juniper Networks Inc	1,496	37,026
Nokia Oyj	1,074	5,443
Telefonaktiebolaget LM Ericsson	1,489	11,901
		73,850
Construction & Engineering – 0%
Bouygues SA	175	7,009
CIMIC Group Ltd	142	3,014
Ferrovial SA	281	8,118
Jacobs Engineering Group Inc	11	1,007
SNC-Lavalin Group Inc	82	1,155
		20,303
Construction Materials – 0.1%
Boral Ltd	1,102	3,592
CRH PLC	611	21,035
HeidelbergCement AG	111	8,023
Imerys SA	15	603
James Hardie Industries PLC (CDI)	320	5,368
LafargeHolcim Ltd*	45	2,215
Martin Marietta Materials Inc	17	4,660
Taiheiyo Cement Corp	100	2,674
Vulcan Materials Co	70	10,587
		58,757

Shares or Principal Amounts		Value
Common Stocks – (continued)
Consumer Finance – 0.1%
Acom Co Ltd	900	$3,530
Synchrony Financial	973	33,170
		36,700
Containers & Packaging – 0.1%
Avery Dennison Corp	173	19,648
Ball Corp	189	13,761
CCL Industries Inc	118	4,760
International Paper Co	103	4,307
Packaging Corp of America	63	6,684
Sealed Air Corp	231	9,589
Smurfit Kappa Group PLC	609	18,119
		76,868
Distributors – 0.1%
Genuine Parts Co	775	77,182
Diversified Consumer Services – 0%
H&R Block Inc	618	14,597
Diversified Financial Services – 0.1%
AMP Ltd	6,174	7,603
Berkshire Hathaway Inc*	8	1,664
Challenger Ltd	735	3,655
Eurazeo SA	252	18,743
Mitsubishi UFJ Lease & Finance Co Ltd	1,000	5,772
Tokyo Century Corp	100	4,620
Wendel SA	73	10,072
		52,129
Diversified Telecommunication Services – 0.2%
BT Group PLC	2,772	6,085
CenturyLink Inc	500	6,240
Deutsche Telekom AG	52	872
Elisa Oyj	361	18,609
HKT Trust & HKT Ltd	2,000	3,174
Koninklijke KPN NV	1,799	5,609
Nippon Telegraph & Telephone Corp	100	4,769
Orange SA	742	11,640
PCCW Ltd	7,000	3,930
Singapore Telecommunications Ltd	2,400	5,384
Swisscom AG (REG)	23	11,348
Telefonica Deutschland Holding AG	1,282	3,574
Telefonica SA	298	2,274
Telenor ASA	74	1,485
Telstra Corp Ltd	5,542	13,126
TELUS Corp	125	4,449
Verizon Communications Inc	362	21,850
		124,418
Electric Utilities – 0.1%
Alliant Energy Corp	53	2,858
American Electric Power Co Inc	71	6,652
AusNet Services	1,737	2,127
Chugoku Electric Power Co Inc	100	1,285
CLP Holdings Ltd	500	5,254
Duke Energy Corp	94	9,011
Electricite de France SA	57	638
Emera Inc	134	5,883
Endesa SA	34	894
Enel SpA	268	2,001
Eversource Energy	44	3,761
Exelon Corp	118	5,701
FirstEnergy Corp	95	4,582
Fortis Inc/Canada	58	2,452
Iberdrola SA	57	592
Kyushu Electric Power Co Inc	300	2,830
NextEra Energy Inc	5	1,165
Power Assets Holdings Ltd	1,000	6,718
Red Electrica Corp SA	331	6,722
Southern Co	253	15,628
Terna Rete Elettrica Nazionale SpA	843	5,415
Verbund AG	8	438
		92,607
Electrical Equipment – 0%
AMETEK Inc	107	9,825
Melrose Industries PLC	1,223	3,031
Prysmian SpA	62	1,331

Shares or Principal Amounts		Value
Common Stocks – (continued)
Electrical Equipment – (continued)
Rockwell Automation Inc	60	$9,888
		24,075
Electronic Equipment, Instruments & Components – 0.1%
Alps Alpine Co Ltd	100	1,866
Amphenol Corp	298	28,757
FLIR Systems Inc	220	11,570
Keysight Technologies Inc*	138	13,420
TE Connectivity Ltd	228	21,245
Venture Corp Ltd	100	1,108
		77,966
Energy Equipment & Services – 0.1%
Baker Hughes a GE Co	435	10,092
Halliburton Co	854	16,098
Helmerich & Payne Inc	69	2,765
National Oilwell Varco Inc	587	12,444
Schlumberger Ltd	604	20,639
TechnipFMC PLC	289	6,976
Tenaris SA	619	6,566
WorleyParsons Ltd	124	1,089
		76,669
Entertainment – 0.4%
Activision Blizzard Inc	446	23,602
Electronic Arts Inc*	449	43,921
Konami Holdings Corp	100	4,828
Netflix Inc*	120	32,114
Nexon Co Ltd*	100	1,213
Take-Two Interactive Software Inc*	177	22,185
Toho Co Ltd/Tokyo	100	4,380
Ubisoft Entertainment SA*	31	2,241
Viacom Inc	838	20,137
Vivendi SA	450	12,349
Walt Disney Co	817	106,471
		273,441
Equity Real Estate Investment Trusts (REITs) – 0.3%
Alexandria Real Estate Equities Inc	21	3,235
Ascendas Real Estate Investment Trust	1,700	3,838
AvalonBay Communities Inc	33	7,106
Boston Properties Inc	22	2,853
British Land Co PLC	284	2,042
CapitaLand Commercial Trust	1,400	2,097
CapitaLand Mall Trust	200	381
Covivio	8	847
Daiwa House REIT Investment Corp	8	22,496
Duke Realty Corp	97	3,295
Equity Residential	50	4,313
Essex Property Trust Inc	21	6,860
Extra Space Storage Inc	34	3,972
Federal Realty Investment Trust	44	5,990
Gecina SA	4	629
Goodman Group	267	2,555
GPT Group	1,405	5,840
H&R Real Estate Investment Trust	145	2,532
Japan Prime Realty Investment Corp	2	9,490
Kimco Realty Corp	545	11,380
Klepierre SA	28	951
Land Securities Group PLC	56	590
Macerich Co	68	2,148
Mid-America Apartment Communities Inc	4	520
Mirvac Group	4,053	8,369
Nippon Building Fund Inc	2	15,355
Nippon Prologis REIT Inc	3	8,217
Prologis Inc	14	1,193
Realty Income Corp	8	613
Regency Centers Corp	58	4,030
RioCan Real Estate Investment Trust	151	3,007
Scentre Group	202	536
SL Green Realty Corp	24	1,962
Stockland	2,611	8,017
UDR Inc	119	5,769
United Urban Investment Corp	3	5,744
Ventas Inc	56	4,090
Vornado Realty Trust	84	5,348
Welltower Inc	60	5,439

Shares or Principal Amounts		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Weyerhaeuser Co	81	$2,244
		185,893
Food & Staples Retailing – 0.2%
Alimentation Couche-Tard Inc	66	2,023
Carrefour SA	25	438
Dairy Farm International Holdings Ltd	200	1,260
Empire Co Ltd	287	7,771
George Weston Ltd	140	11,780
J Sainsbury PLC	2,336	6,312
Kroger Co	298	7,682
Loblaw Cos Ltd	194	11,051
Metro Inc/CN	209	9,203
Sundrug Co Ltd	100	3,145
Sysco Corp	328	26,043
Tesco PLC	398	1,179
Walgreens Boots Alliance Inc	585	32,356
Walmart Inc	78	9,257
Wm Morrison Supermarkets PLC	1,776	4,373
Woolworths Group Ltd	403	10,138
		144,011
Food Products – 0.3%
Associated British Foods PLC	71	2,010
Barry Callebaut AG (REG)	6	12,375
Campbell Soup Co	195	9,149
Conagra Brands Inc	62	1,902
Danone SA	59	5,197
General Mills Inc	299	16,481
Hershey Co	256	39,677
Hormel Foods Corp	128	5,597
JM Smucker Co	42	4,621
Kellogg Co	259	16,667
Kraft Heinz Co	241	6,732
Lamb Weston Holdings Inc	357	25,961
McCormick & Co Inc/MD	139	21,726
Nestle SA (REG)	93	10,092
Nisshin Seifun Group Inc	100	1,848
Orkla ASA	1,392	12,667
Tyson Foods Inc	77	6,633
Yamazaki Baking Co Ltd	100	1,783
		201,118
Gas Utilities – 0%
APA Group	167	1,291
Atmos Energy Corp	45	5,125
Hong Kong & China Gas Co Ltd	4,200	8,188
Naturgy Energy Group SA	82	2,175
Snam SpA	610	3,081
Toho Gas Co Ltd	100	3,820
Tokyo Gas Co Ltd	100	2,520
		26,200
Health Care Equipment & Supplies – 0.3%
Baxter International Inc	89	7,785
Becton Dickinson and Co	9	2,277
Boston Scientific Corp*	413	16,805
Cooper Cos Inc	58	17,226
Hologic Inc*	553	27,921
IDEXX Laboratories Inc*	29	7,886
Intuitive Surgical Inc*	2	1,080
Medtronic PLC	61	6,626
ResMed Inc	61	8,242
Smith & Nephew PLC	1,796	43,251
Sonova Holding AG (REG)	50	11,626
Straumann Holding AG	1	818
Teleflex Inc	38	12,910
Varian Medical Systems Inc*	194	23,103
		187,556
Health Care Providers & Services – 0.2%
Alfresa Holdings Corp	100	2,232
Anthem Inc	15	3,601
CVS Health Corp	350	22,074
Fresenius Medical Care AG & Co KGaA	13	874
Fresenius SE & Co KGaA	441	20,615
Henry Schein Inc*	263	16,700
Humana Inc	2	511

Shares or Principal Amounts		Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
Laboratory Corp of America Holdings*	136	$22,848
Medipal Holdings Corp	100	2,226
Quest Diagnostics Inc	341	36,497
Ramsay Health Care Ltd	102	4,465
Sonic Healthcare Ltd	494	9,350
UnitedHealth Group Inc	8	1,739
Universal Health Services Inc	135	20,081
		163,813
Health Care Technology – 0.1%
Cerner Corp	457	31,154
M3 Inc	100	2,407
		33,561
Hotels, Restaurants & Leisure – 0.3%
Accor SA	457	19,050
Carnival Corp	655	28,630
Chipotle Mexican Grill Inc*	17	14,288
Compass Group PLC	353	9,082
Crown Resorts Ltd	612	4,976
Darden Restaurants Inc	288	34,047
Flight Centre Travel Group Ltd	33	1,060
Hilton Worldwide Holdings Inc	141	13,129
McDonald's Corp	22	4,724
MGM China Holdings Ltd#	2,400	3,742
MGM Resorts International	66	1,830
Norwegian Cruise Line Holdings Ltd*	55	2,847
Restaurant Brands International Inc	177	12,587
Sands China Ltd	800	3,624
Sodexo SA	86	9,653
Tabcorp Holdings Ltd	909	2,975
Whitbread PLC	89	4,698
Wynn Resorts Ltd	77	8,371
		179,313
Household Durables – 0.1%
Barratt Developments PLC	297	2,366
DR Horton Inc	17	896
Lennar Corp	716	39,989
Sekisui Chemical Co Ltd	200	3,095
		46,346
Household Products – 0.2%
Church & Dwight Co Inc	234	17,606
Clorox Co	91	13,820
Colgate-Palmolive Co	302	22,200
Henkel AG & Co KGaA	29	2,655
Kimberly-Clark Corp	264	37,501
Lion Corp	100	1,971
Reckitt Benckiser Group PLC	118	9,202
		104,955
Independent Power and Renewable Electricity Producers – 0%
Electric Power Development Co Ltd	100	2,280
Uniper SE	196	6,427
		8,707
Industrial Conglomerates – 0%
CK Hutchison Holdings Ltd	1,000	8,829
General Electric Co	220	1,967
Roper Technologies Inc	26	9,272
Siemens AG	11	1,178
Smiths Group PLC	242	4,671
		25,917
Information Technology Services – 0.4%
Akamai Technologies Inc*	291	26,592
Alliance Data Systems Corp	35	4,485
Amadeus IT Group SA	21	1,504
Atos SE	31	2,185
Capgemini SA	48	5,655
CGI Inc*	114	9,015
Computershare Ltd	456	4,969
DXC Technology Co	135	3,982
Fidelity National Information Services Inc	125	16,595
Fiserv Inc*	162	16,782
FleetCor Technologies Inc*	26	7,456
Gartner Inc*	210	30,028
Global Payments Inc	254	40,386
Jack Henry & Associates Inc	315	45,981

Shares or Principal Amounts		Value
Common Stocks – (continued)
Information Technology Services – (continued)
PayPal Holdings Inc*	214	$22,168
Worldline SA/France (144A)*	359	22,653
		260,436
Insurance – 0.4%
Aflac Inc	343	17,946
Ageas	237	13,141
AIA Group Ltd	600	5,669
Allstate Corp	15	1,630
American International Group Inc	51	2,841
Aon PLC	70	13,550
Arthur J Gallagher & Co	295	26,423
Assicurazioni Generali SpA	65	1,259
Assurant Inc	61	7,675
AXA SA	19	485
Direct Line Insurance Group PLC	1,780	6,569
Everest Re Group Ltd	39	10,378
Gjensidige Forsikring ASA	340	6,742
Globe Life Inc	184	17,620
Great-West Lifeco Inc	363	8,717
Hannover Rueck SE	8	1,352
Hartford Financial Services Group Inc	252	15,274
Insurance Australia Group Ltd	1,082	5,768
Legal & General Group PLC	56	171
Loews Corp	262	13,488
Mapfre SA	6,142	16,540
Marsh & McLennan Cos Inc	124	12,406
Medibank Pvt Ltd	2,118	4,859
Poste Italiane SpA (144A)	1,883	21,403
Power Corp of Canada	46	1,060
Power Financial Corp	273	6,331
Principal Financial Group Inc	219	12,514
Progressive Corp	90	6,952
QBE Insurance Group Ltd	275	2,331
RSA Insurance Group PLC	1,076	7,066
Sampo Oyj	113	4,492
SCOR SE	275	11,355
Sony Financial Holdings Inc	300	6,499
Suncorp Group Ltd*	202	1,861
Swiss Re AG	23	2,400
Unum Group	178	5,290
		300,057
Interactive Media & Services – 0.2%
Alphabet Inc - Class A*	54	65,942
Facebook Inc*	95	16,918
Kakaku.com Inc	100	2,459
LINE Corp*	100	3,575
REA Group Ltd	33	2,410
TripAdvisor Inc*	287	11,101
Twitter Inc*	732	30,158
		132,563
Internet & Direct Marketing Retail – 0.1%
Amazon.com Inc*	21	36,454
Booking Holdings Inc*	6	11,776
eBay Inc	390	15,202
		63,432
Leisure Products – 0.1%
Hasbro Inc	275	32,640
Sankyo Co Ltd	100	3,436
		36,076
Life Sciences Tools & Services – 0.1%
Agilent Technologies Inc	65	4,981
Illumina Inc*	35	10,648
IQVIA Holdings Inc*	79	11,801
Lonza Group AG*	61	20,627
Mettler-Toledo International Inc*	17	11,975
PerkinElmer Inc	136	11,583
Waters Corp*	28	6,250
		77,865
Machinery – 0.1%
Alstom SA	79	3,274
ANDRITZ AG	221	9,032
Caterpillar Inc	52	6,568
CNH Industrial NV	254	2,585

Shares or Principal Amounts		Value
Common Stocks – (continued)
Machinery – (continued)
Cummins Inc	16	$2,603
Deere & Co	30	5,060
Dover Corp	115	11,449
Hino Motors Ltd	200	1,646
JTEKT Corp	100	1,146
Kone Oyj	89	5,067
Metso Oyj	81	3,025
NGK Insulators Ltd	100	1,424
NSK Ltd	100	842
PACCAR Inc	81	5,671
Wartsila OYJ Abp	44	493
Weir Group PLC	141	2,471
Xylem Inc/NY	48	3,822
		66,178
Media – 0.5%
Axel Springer SE	18	1,242
CBS Corp	560	22,607
Dentsu Inc	100	3,520
Discovery Inc - Class A*	1,053	28,041
DISH Network Corp*	424	14,446
Eutelsat Communications SA	94	1,749
Hakuhodo DY Holdings Inc	200	2,888
Interpublic Group of Cos Inc	3,338	71,967
ITV PLC	3,549	5,493
News Corp	2,439	33,951
Omnicom Group Inc	1,151	90,123
Publicis Groupe SA	168	8,261
SES SA	170	3,099
Shaw Communications Inc	797	15,661
Singapore Press Holdings Ltd	2,600	3,914
Telenet Group Holding NV	100	4,719
		311,681
Metals & Mining – 0.2%
Agnico Eagle Mines Ltd	221	11,845
Alumina Ltd	1,826	2,920
Anglo American PLC	170	3,910
Antofagasta PLC	1,209	13,361
ArcelorMittal	120	1,688
Barrick Gold Corp	423	7,319
BHP Group Ltd	224	5,550
BlueScope Steel Ltd	240	1,945
Evraz PLC	450	2,587
Fortescue Metals Group Ltd	272	1,615
Freeport-McMoRan Inc	521	4,986
Fresnillo PLC	178	1,496
Hitachi Metals Ltd	200	2,157
Maruichi Steel Tube Ltd	100	2,639
Newcrest Mining Ltd	313	7,340
Newmont Goldcorp Corp	877	33,256
Nippon Steel Corp	200	2,785
Norsk Hydro ASA	900	3,167
Nucor Corp	153	7,789
Rio Tinto Ltd	48	3,002
Rio Tinto PLC	53	2,742
Teck Resources Ltd	176	2,854
thyssenkrupp AG	781	10,814
voestalpine AG	255	5,858
		143,625
Multiline Retail – 0.2%
Canadian Tire Corp Ltd	9	1,010
Dollar Tree Inc*	217	24,773
Harvey Norman Holdings Ltd	670	2,048
Isetan Mitsukoshi Holdings Ltd	200	1,595
J Front Retailing Co Ltd	100	1,169
Kohl's Corp	165	8,194
Marks & Spencer Group PLC	4,151	9,412
Next PLC	102	7,757
Nordstrom Inc	227	7,643
Target Corp	371	39,664
Wesfarmers Ltd	323	8,675
		111,940
Multi-Utilities – 0.1%
AGL Energy Ltd	158	2,043

Shares or Principal Amounts		Value
Common Stocks – (continued)
Multi-Utilities – (continued)
Ameren Corp	40	$3,202
Atco Ltd/Canada	213	7,795
Canadian Utilities Ltd	370	10,907
CenterPoint Energy Inc	222	6,700
CMS Energy Corp	102	6,523
Consolidated Edison Inc	23	2,173
DTE Energy Co	51	6,781
National Grid PLC	172	1,865
RWE AG	77	2,408
Sempra Energy	36	5,314
Suez	402	6,320
Veolia Environnement SA	173	4,385
WEC Energy Group Inc	39	3,709
		70,125
Oil, Gas & Consumable Fuels – 0.7%
Apache Corp	749	19,174
BP PLC	1,294	8,205
Cabot Oil & Gas Corp	1,497	26,302
Caltex Australia Ltd	204	3,623
Canadian Natural Resources Ltd	68	1,809
Cimarex Energy Co	140	6,712
Concho Resources Inc	117	7,944
ConocoPhillips	397	22,621
Devon Energy Corp	267	6,424
Diamondback Energy Inc	29	2,607
Enbridge Inc	17	597
Encana Corp	147	674
Eni SpA	646	9,880
EOG Resources Inc	228	16,922
Equinor ASA	1,391	26,468
Exxon Mobil Corp	19	1,342
Hess Corp	106	6,411
HollyFrontier Corp	152	8,153
Husky Energy Inc	762	5,361
Idemitsu Kosan Co Ltd	100	2,826
Imperial Oil Ltd	474	12,345
JXTG Holdings Inc	100	455
Kinder Morgan Inc/DE	2,873	59,213
Koninklijke Vopak NV	221	11,358
Marathon Oil Corp	1,207	14,810
Marathon Petroleum Corp	69	4,192
Neste Oyj	25	827
Occidental Petroleum Corp	559	24,859
Oil Search Ltd	1,166	5,759
OMV AG	130	6,976
Origin Energy Ltd	791	4,254
Pembina Pipeline Corp	333	12,345
Phillips 66	64	6,554
Pioneer Natural Resources Co	190	23,896
Repsol SA	374	5,845
Santos Ltd	796	4,152
Suncor Energy Inc	240	7,571
TOTAL SA	255	13,307
Valero Energy Corp	307	26,169
Vermilion Energy Inc	117	1,949
Washington H Soul Pattinson & Co Ltd	199	2,824
Williams Cos Inc	677	16,289
Woodside Petroleum Ltd	198	4,326
		454,330
Paper & Forest Products – 0%
UPM-Kymmene Oyj	723	21,369
Personal Products – 0%
Coty Inc	136	1,429
Pola Orbis Holdings Inc	100	2,238
		3,667
Pharmaceuticals – 0.4%
Astellas Pharma Inc	100	1,423
AstraZeneca PLC	16	1,428
Aurora Cannabis Inc*	532	2,337
Bayer AG	308	21,714
Bristol-Myers Squibb Co	1,207	61,207
Eli Lilly & Co	156	17,445
GlaxoSmithKline PLC	1,180	25,307

Hisamitsu Pharmaceutical Co Inc	100	4,371
Shares or Principal Amounts		Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
Johnson & Johnson	68	$8,798
Kyowa Kirin Co Ltd	100	1,941
Merck KGaA	254	28,608
Mitsubishi Tanabe Pharma Corp	200	2,192
Novartis AG	227	19,688
Ono Pharmaceutical Co Ltd	100	1,810
Otsuka Holdings Co Ltd	100	3,737
Roche Holding AG	72	20,959
Sanofi	246	22,804
Santen Pharmaceutical Co Ltd	100	1,737
Sumitomo Dainippon Pharma Co Ltd	100	1,642
UCB SA	153	11,105
Vifor Pharma AG	149	23,810
		284,063
Professional Services – 0.1%
Bureau Veritas SA	174	4,191
Equifax Inc	64	9,003
Experian PLC	173	5,527
SEEK Ltd	118	1,710
Teleperformance	30	6,503
Thomson Reuters Corp	114	7,620
Verisk Analytics Inc	121	19,135
		53,689
Real Estate Management & Development – 0.1%
Aeon Mall Co Ltd	100	1,577
CapitaLand Ltd	200	511
CK Asset Holdings Ltd	1,000	6,775
Deutsche Wohnen SE	17	620
Henderson Land Development Co Ltd	2,000	9,314
Hulic Co Ltd	100	1,022
Lendlease Group	194	2,299
New World Development Co Ltd	3,000	3,897
Swire Pacific Ltd	1,000	9,308
Swiss Prime Site AG (REG)*	9	881
Vonovia SE	13	659
Wharf Holdings Ltd	2,000	4,364
		41,227
Road & Rail – 0%
Aurizon Holdings Ltd	1,376	5,478
JB Hunt Transport Services Inc	75	8,299
Kansas City Southern	18	2,394
MTR Corp Ltd	2,000	11,228
Nagoya Railroad Co Ltd	100	2,988
		30,387
Semiconductor & Semiconductor Equipment – 0.2%
Advanced Micro Devices Inc*	390	11,306
Applied Materials Inc	336	16,766
ASM Pacific Technology Ltd	100	1,221
ASML Holding NV	30	7,430
Infineon Technologies AG	512	9,213
Intel Corp	222	11,440
KLA Corp	30	4,783
Lam Research Corp	12	2,773
Maxim Integrated Products Inc	160	9,266
Microchip Technology Inc	46	4,274
Micron Technology Inc*	373	15,983
NVIDIA Corp	57	9,922
NXP Semiconductors NV	64	6,984
Qorvo Inc*	94	6,969
QUALCOMM Inc	170	12,968
Skyworks Solutions Inc	14	1,110
STMicroelectronics NV	336	6,492
Xilinx Inc	83	7,960
		146,860
Software – 0.4%
ANSYS Inc*	89	19,701
Cadence Design Systems Inc*	448	29,604
Citrix Systems Inc	1,081	104,338
Dassault Systemes SE	135	19,236
Fortinet Inc*	53	4,068
Microsoft Corp	49	6,812
Open Text Corp	528	21,539

Sage Group PLC	2,095	17,806
Shares or Principal Amounts		Value
Common Stocks – (continued)
Software – (continued)
SAP SE	259	$30,450
Synopsys Inc*	176	24,156
Temenos AG (REG)*	30	5,021
		282,731
Specialty Retail – 0.3%
Advance Auto Parts Inc	13	2,150
AutoZone Inc*	21	22,777
Best Buy Co Inc	59	4,070
CarMax Inc*	214	18,832
Foot Locker Inc	262	11,308
Gap Inc	502	8,715
Kingfisher PLC	5,038	12,808
L Brands Inc	89	1,744
Lowe's Cos Inc	195	21,442
O'Reilly Automotive Inc*	114	45,430
Ross Stores Inc	84	9,227
Tiffany & Co	272	25,195
Tractor Supply Co	393	35,543
Ulta Beauty Inc*	19	4,762
USS Co Ltd	100	1,940
Yamada Denki Co Ltd	1,300	6,289
		232,232
Technology Hardware, Storage & Peripherals – 0.1%
Brother Industries Ltd	100	1,809
Canon Inc	300	7,999
Hewlett Packard Enterprise Co	1,165	17,673
HP Inc	159	3,008
Konica Minolta Inc	100	696
NEC Corp	100	4,218
NetApp Inc	172	9,032
Ricoh Co Ltd	100	900
Seagate Technology PLC	86	4,626
Seiko Epson Corp	100	1,406
Western Digital Corp	80	4,771
Xerox Holdings Corp	208	6,221
		62,359
Textiles, Apparel & Luxury Goods – 0.2%
adidas AG	22	6,849
Capri Holdings Ltd*	384	12,733
Cie Financiere Richemont SA	21	1,541
EssilorLuxottica SA	37	5,333
Gildan Activewear Inc	153	5,431
Hanesbrands Inc	791	12,118
Hermes International	9	6,218
HUGO BOSS AG	98	5,249
Kering SA	3	1,529
LVMH Moet Hennessy Louis Vuitton SE	15	5,961
Moncler SpA	62	2,209
Puma SE	48	3,714
PVH Corp	150	13,234
Ralph Lauren Corp	28	2,673
Tapestry Inc	322	8,388
Under Armour Inc*	520	10,369
		103,549
Tobacco – 0%
Altria Group Inc	110	4,499
British American Tobacco PLC	32	1,183
Imperial Brands PLC	92	2,068
Japan Tobacco Inc	500	10,943
Philip Morris International Inc	103	7,821
		26,514
Trading Companies & Distributors – 0%
Brenntag AG	36	1,742
Bunzl PLC	74	1,933
Fastenal Co	127	4,149
Marubeni Corp	100	664
Mitsui & Co Ltd	100	1,635
Sumitomo Corp	100	1,561
Toyota Tsusho Corp	100	3,224
WW Grainger Inc	24	7,132
		22,040

Transportation Infrastructure – 0%
Aena SME SA (144A)	8	1,465
Shares or Principal Amounts		Value
Common Stocks – (continued)
Transportation Infrastructure – (continued)
Aeroports de Paris	21	$3,735
Getlink SE	761	11,428
Sydney Airport	593	3,213
Transurban Group	381	3,777
		23,618
Water Utilities – 0%
Severn Trent PLC	125	3,327
United Utilities Group PLC	907	9,207
		12,534
Wireless Telecommunication Services – 0.1%
1&1 Drillisch AG	78	2,431
KDDI Corp	100	2,613
NTT DOCOMO Inc	200	5,093
Rogers Communications Inc	272	13,250
T-Mobile US Inc*	577	45,450
Vodafone Group PLC	3,029	6,032
		74,869
Total Common Stocks (cost $6,913,386)		7,030,841
Preferred Stocks – 0%
Automobiles – 0%
Porsche Automobil Holding SE	111	7,222
Volkswagen AG	35	5,953
		13,175
Chemicals – 0%
FUCHS PETROLUB SE	201	7,548
Total Preferred Stocks (cost $21,947)		20,723
Rights – 0%
Multiline Retail – 0%
Harvey Norman Holding* (cost $0)	39	47
Investment Companies – 91.9%
Exchange-Traded Funds (ETFs) – 86.7%
Invesco QQQ Trust Series 1	13,257	2,503,054
iShares 20+ Year Treasury Bond	17,593	2,517,206
iShares 7-10 Year Treasury Bond	27,381	3,079,541
iShares Agency Bond	22,565	2,629,725
iShares Core MSCI Emerging Markets	13,489	661,231
iShares FTSE/Xinhua China 25 Index Fund (ETF)	37,508	1,492,818
iShares iBoxx $ High Yield Corporate Bond	14,532	1,266,754
iShares iBoxx $ Investment Grade Corporate Bond	21,629	2,757,265
iShares MSCI Canada	24,756	715,448
iShares MSCI South Korea Capped	11,452	645,206
iShares MSCI Spain Index Fund (ETF)	12,600	350,784
Nomura - TOPIX	74,640	1,134,340
Vanguard Australian Shares Index	11,800	685,424
Vanguard FTSE All-World ex-US ETF	133,328	6,653,067
Vanguard FTSE Emerging Markets	69,211	2,786,435
Vanguard FTSE Europe	91,583	4,909,765
Vanguard FTSE Pacific#	56,517	3,732,948
Vanguard Growth	3,760	625,213
Vanguard High Dividend Yield	18,627	1,652,774
Vanguard Industrials	3,749	547,616
Vanguard International High Dividend Yield#	37,388	2,224,586
Vanguard Mid-Cap	9,960	1,669,296
Vanguard Mortgage-Backed Securities	51,259	2,730,054
Vanguard S&P 500	16,008	4,363,781
Vanguard Small-Cap	1,997	307,318
Vanguard Total International Bond	76,050	4,474,021
Vanguard Value	21,340	2,381,971
		59,497,641
Investments Purchased with Cash Collateral from Securities Lending – 5.2%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº,£	3,532,945	3,532,945
Total Investment Companies (cost $60,936,672)		63,030,586
Commercial Paper – 2.2%
Cooperatieve Rabobank UA, 0%, 10/1/19◊ (cost $1,499,924)	$1,500,000	1,499,916
Total Investments (total cost $69,371,929) – 104.3%		71,582,113
Liabilities, net of Cash, Receivables and Other Assets – (4.3)%		(2,963,578)
Net Assets – 100%		$68,618,535

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$63,495,510	88.7%
Japan	1,562,010	2.2
Netherlands	1,532,053	2.1
China	1,492,818	2.1
Canada	974,173	1.4
South Korea	645,206	0.9
United Kingdom	316,788	0.5
France	308,694	0.4
Australia	278,121	0.4
Germany	238,185	0.3
Switzerland	195,759	0.3
Hong Kong	134,808	0.2
Italy	77,796	0.1
Norway	68,522	0.1
Finland	66,962	0.1
Spain	66,944	0.1
Ireland	39,154	0.1
Belgium	29,875	0.0
Austria	25,887	0.0
Singapore	20,947	0.0
Sweden	11,901	0.0

Total	$71,582,113	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/19
Investment Companies - 5.2%
Investments Purchased with Cash Collateral from Securities Lending - 5.2%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	$7,827∆	$-	$-	$3,532,945

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 5.2%
Investments Purchased with Cash Collateral from Securities Lending - 5.2%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	3,527,475	31,936,111	(31,930,641)	3,532,945

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Euro	12/19/19	(576,663)	$641,613	9,301
HSBC Securities (USA), Inc.:
Australian Dollar	12/19/19	(781,910)	532,794	3,841
Korean Won	12/19/19	(350,084,475)	293,567	(94)

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Swedish Krona	12/19/19	(1,670,320)	$173,392	2,711
Swiss Franc	12/19/19	(246,679)	250,265	1,256
Taiwan Dollar	12/19/19	(7,686,202)	250,047	1,137

				8,851
Total				$18,152

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Sold:
CBOE VIX	32	10/16/19	$(548,000)	$9,440	$28,800

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2019

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 2,143,575
Futures contracts, purchased	17,509,032
Futures contracts, sold	17,570,793
Written options contracts, call	3,684

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
CDI	Clearing House Electronic Subregister System Depositary Interest
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2019 is $55,070, which represents 0.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

#	Loaned security; a portion of the security is on loan at September 30, 2019.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$7,030,841	$-	$-
Preferred Stocks	-	20,723	-
Rights	47	-	-
Investment Companies	59,497,641	3,532,945	-
Commercial Paper	-	1,499,916	-
Total Investments in Securities	$66,528,529	$5,053,584	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	18,246	-
Variation Margin Receivable	28,800	-	-
Total Assets	$66,557,329	$5,071,830	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$94	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.